Income Taxes- Components of Loss Before Taxes (Details) - USD ($) $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Income Taxes
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Predecessor	Successor
Domestic	$ (57,938)		$ (146,400)	$ (1,559,695)
Total	$ (57,938)		$ (146,400)	$ (1,559,695)